Fair Value Measurement	12 Months Ended
Dec. 31, 2025
EBP 203
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurement

3	Fair Value Measurement
The Plan categorizes its assets and liabilities into one of three levels based on the assumptions (inputs) used in valuing the asset or liability. Level 1 provides the most reliable measure of fair value, while Level 3 generally requires significant management judgment. The three levels are defined as follows:
Level 1: Unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2: Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
Level 3: Unobservable inputs reflecting management’s assumptions about the inputs used in pricing the asset or liability.
The asset or liability's fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
The Plan's investments in mutual funds, money market funds, and Common Stock are classified as Level 1 assets in the fair value hierarchy. Mutual funds and investments in Common Stock are valued based on the unadjusted closing market price reported on the active market on which the individual securities are traded. Money market funds are open-end, actively traded mutual funds that are registered with the Securities and Exchange Commission and are valued at the daily closing price as reported by the fund. Investments held within the self-directed brokerage account are classified as Level 1 assets in the fair value hierarchy and primarily consist of mutual funds and common stocks that are valued based on the unadjusted closing market price reported on the active market on which the individual securities are traded.
Common Collective Trust Funds
The Plan's investments in common collective trust funds (“CCTs”, singular “CCT”) are classified either as Level 2 assets within the fair value hierarchy or, when measured using net asset value ("NAV") per share (or its equivalent) as a practical expedient, are not classified within the fair value hierarchy.
CCTs classified as Level 2 assets within the fair value hierarchy have characteristics similar to mutual funds and are valued based on the readily determinable quoted market price provided by the fund at the end of each trading day. While the underlying assets in these CCTs are actively traded on an exchange, the CCTs themselves are not and, therefore, are classified as Level 2 assets within the fair value hierarchy.
The Plan's investments in CCTs that do not meet the readily determinable quoted market price criteria described above are measured at NAV per share (or its equivalent) as a practical expedient, and therefore are not classified within the fair value hierarchy. These CCTs had no unfunded commitments as of December 31, 2025 and 2024 and may be redeemed by Participants on a daily basis with no redemption notice period.
The Plan's assets measured at fair value as of December 31, 2025 and 2024 are summarized below:

2025	Total	Level 1	Level 2	Level 3
Mutual funds	$72,777,042	$72,777,042	$—	$—
Common collective trust funds	728,146,074	—	728,146,074	—
Common collective trust funds measured at net asset value[1]	354,757,285	—	—	—
Money market funds	17,442,537	17,442,537	—	—
Self-directed brokerage	26,891,469	26,891,469	—	—
The Toro Company Common Stock	185,416,083	185,416,083	—	—
Investments at fair value	$1,385,430,490	$302,527,131	$728,146,074	$—

2024	Total	Level 1	Level 2	Level 3
Mutual funds	$75,061,339	$75,061,339	$—	$—
Common collective trust funds	1,013,826,271	—	1,013,826,271	—
Money market funds	23,836,612	23,836,612	—	—
Self-directed brokerage	22,971,773	22,971,773	—	—
The Toro Company Common Stock	216,921,784	216,921,784	—	—
Investments at fair value	$1,352,617,779	$338,791,508	$1,013,826,271	$—
[1] Certain investments that are measured using net asset value per share (or its equivalent) as a practical expedient for fair value have not been classified in the fair value hierarchy.